                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21248

Morgan Stanley Allocator Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2005

Date of reporting period: July 31, 2004

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY ALLOCATOR FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the six-month period ended July 31, 2004

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JULY 31, 2004

                                                                          LIPPER
                                                              LEHMAN    FLEXIBLE
                                                                U.S.   PORTFOLIO
                                              S&P 500      AGGREGATE       FUNDS
CLASS A     CLASS B     CLASS C    CLASS D    INDEX(1)      INDEX(2)    INDEX(3)
  -3.08%      -3.46%      -3.46%     -2.99%      -1.78%         0.34%      -1.89%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The U.S. economic expansion matured over the six-month period ending July 31, 2004. With the economy growing strongly, payrolls expanding, and inflation beginning to pick up, the FOMC made its first move in four years at the end of June, raising the Fed funds rate by 25 basis points. Soon thereafter, however, mixed economic data and geopolitical uncertainty contributed to weaker investor confidence by the end of the six-month period. In July, equity indexes faltered in an environment of a new Fed tightening cycle, sluggish employment data, and rising oil prices.

At the sector level, stock performance was decidedly mixed. Within the S&P 500, technology was the weakest sector during the period, declining 3.3%. The energy sector, in contrast, surged 10.5% as oil prices continued to rise. More broadly, small-cap and mid-cap companies outpaced their larger counterparts for much of the period and value stocks generally outperformed growth securities.

The bond market experienced continued volatility over the six months. Bond yields reached a low in March, then rose sharply in anticipation of a new tightening cycle by the Federal Reserve, but then declined again when the flow of economic data turned soft. The contracyclical rally in bonds appeared to stabilize toward the end of the period as the data flow began to improve.

PERFORMANCE ANALYSIS

Morgan Stanley Allocator Fund underperformed the S&P 500 Index, the Lehman U.S. Aggregate Index and the Lipper Flexible Funds Portfolio Index for the 6-month period ended July 31, 2004. Much of the Fund's performance relative to the Lipper Index was driven by an underweight position in bonds for most of the six-month period. The Fund began to increase its equity allocation relative to fixed income products in March ahead of the spring rally in stocks, and maintained the high equity exposure throughout the rest of the period. As the bond market entered a contracyclical rally through June and July, the Fund preserved its allocations in anticipation of a renewed bull market in stocks.

Over the six-month period, the Fund implemented additional investment themes. In a capital spending theme, the Fund increased its exposure to both industrials and materials, creating an overweight position in these sectors relative to the S&P 500. These sectors generally outperformed the index over the period. An underweight position in healthcare provided a boost to the Fund, as the sector suffered over the period from concerns over a weak drug pipeline and regulatory difficulties. The Allocator Fund's most important sector theme, however, was predicated on a topping out of oil prices. In support of the belief that energy prices would decline, the Fund maintained a considerable underweight position in energy producers, and a complementary overweight position in energy consumers. However, oil prices continued to rise and this put a drag on Fund performance.

TOP 10 HOLDINGS

Federal National Mortgage Association          3.3%

General Electric Co.                           3.1

Microsoft Corp.                                2.5

U.S. Treasury Note                             2.2

Pfizer, Inc.                                   2.0

Citigroup Inc.                                 1.9

Wal Mart Stores Inc.                           1.6

American Intl Group                            1.6

Bank America Corp                              1.5

Johnson & Johnson                              1.4

PORTFOLIO COMPOSITION*

Common Stocks                                 81.6%

Short-Term                                     6.2

Pass-Through/FNMA                              3.2

Foreign Government Bonds                       2.5

U.S. Treasuries                                2.3

Corporate Notes/Bonds                          2.1

Convertible Bonds                              1.6

Pass-Through/FHLMC                             0.4

Asset-Backed                                   0.3

DATA AS OF JULY 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.
* THE FUND HAS OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $2,905,969 WITH UNREALIZED APPRECIATION OF $84,954 AND OUTSTANDING SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $3,078,188 WITH UNREALIZED DEPRECIATION OF $43,664.

INVESTMENT STRATEGY

THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., ACTIVELY ALLOCATES THE FUND'S ASSETS AMONG THE THREE MAJOR ASSET CATEGORIES OF EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS), FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS, THE COMBINATION OF WHICH WILL BE VARIED FROM TIME TO TIME BOTH WITH RESPECT TO INDUSTRY SECTOR WEIGHTINGS AND TYPES OF SECURITIES IN RESPONSE TO CHANGING MARKET AND ECONOMIC TRENDS. THERE IS NO LIMIT AS TO THE PERCENTAGE OF ASSETS THAT MAY BE ALLOCATED TO ANY ONE ASSET CLASS. THE FUND MAY INVEST 100% OF ITS ASSETS IN ANY ONE OF THE THREE MAJOR ASSET CATEGORIES MENTIONED ABOVE AT ANY TIME. IT IS ANTICIPATED THAT THERE WILL BE SIGNIFICANT FLUCTUATIONS IN THE ALLOCATIONS OVER TIME AND THUS, THE FUND MAY EXHIBIT HIGHER VOLATILITY THAN OTHER FUNDS.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS, AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE

FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT 1-800-SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 847-2424.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES; AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JULY 31 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEBSITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2004

                    CLASS A SHARES*       CLASS B SHARES**      CLASS C SHARES+      CLASS D SHARES++
                   (SINCE 02/26/03)       (SINCE 02/26/03)     (SINCE 02/26/03)      (SINCE 02/26/03)
SYMBOL                        ALRAX                  ALRBX                ALRCX                 ALRDX
1 YEAR                         5.82%(4)               5.08%(4)             5.08%(4)              6.10%(4)
                               0.27(5)                0.08(5)              4.08(5)                 --
SINCE INCEPTION                9.32(4)                8.49(4)              8.49(4)               9.59(4)
                               5.26(5)                5.77(5)              8.49(5)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS U.S. AGGREGATE INDEX TRACKS THE PERFORMANCE OF ALL U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, INVESTMENT-GRADE CORPORATE DEBT SECURITIES, AGENCY MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BASED SECURITIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/04 - 07/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                  BEGINNING          ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD *
                                                -------------    -------------    ---------------
                                                                                    02/01/04 -
                                                   02/01/04         07/31/04         07/31/04
                                                -------------    -------------    ---------------
CLASS A
Actual                                          $    1,000.00    $      969.20    $          5.97
Hypothetical (5% return before expenses)        $    1,000.00    $    1,018.80    $          6.12

CLASS B
Actual                                          $    1,000.00    $      965.40    $          9.63
Hypothetical (5% return before expenses)        $    1,000.00    $    1,015.07    $          9.87

CLASS C
Actual                                          $    1,000.00    $      965.40    $          9.63
Hypothetical (5% return before expenses)        $    1,000.00    $    1,015.07    $          9.87

CLASS D
Actual                                          $    1,000.00    $      970.15    $          4.75
Hypothetical (5% return before expenses)        $    1,000.00    $    1,020.04    $          4.87

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.22%, 1.97%, 1.97% AND 0.97% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR
     PERIOD).

MORGAN STANLEY ALLOCATOR FUND

PORTFOLIO OF INVESTMENTS - JULY 31, 2004 (UNAUDITED)

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
           COMMON STOCKS (84.5%)
           ADVERTISING/MARKETING SERVICES (0.2%)
   5,945   Interpublic Group of Companies, Inc. (The)*                    $      76,037
   2,758   Omnicom Group, Inc.                                                  198,631
                                                                          -------------
                                                                                274,668
                                                                          -------------
           AEROSPACE & DEFENSE (1.2%)
  13,099   Boeing Co.                                                           664,774
   3,268   General Dynamics Corp.                                               322,944
   1,948   Goodrich Corp.                                                        62,979
   7,339   Lockheed Martin Corp.                                                388,894
   5,954   Northrop Grumman Corp.                                               313,180
   6,902   Raytheon Co.                                                         231,562
   2,930   Rockwell Collins, Inc.                                               100,265
                                                                          -------------
                                                                              2,084,598
                                                                          -------------
           AGRICULTURAL COMMODITIES/MILLING (0.1%)
   8,997   Archer-Daniels-Midland Co.                                           138,824
                                                                          -------------
           AIR FREIGHT/COURIERS (1.6%)
   3,773   C.H. Robinson Worldwide, Inc.                                        164,993
   4,111   CNF Inc.                                                             169,620
   7,317   EGL, Inc.*                                                           185,925
   3,423   Expeditors International of Washington, Inc.                         158,861
   6,686   FedEx Corp.                                                          547,450
   4,910   Forward Air Corp.*                                                   194,976
  19,568   United Parcel Service, Inc. (Class B)                              1,408,113
                                                                          -------------
                                                                              2,829,938
                                                                          -------------
           AIRLINES (1.7%)
  20,123   Alaska Air Group, Inc.*                                              419,162
  38,246   AMR Corp.*                                                           322,414
  71,553   Atlantic Coast Airlines Holdings, Inc.*                              262,600
  31,621   Delta Air Lines, Inc.*                                               164,113
  47,427   Frontier Airlines, Inc.*                                             373,250
  15,497   JetBlue Airways Corp.*                                               368,984
  59,723   Mesa Air Group, Inc.*                                                372,672
  24,456   SkyWest, Inc.                                                        345,563
  34,026   Southwest Airlines Co.                                               492,356
                                                                          -------------
                                                                              3,121,114
                                                                          -------------
           ALTERNATIVE POWER GENERATION (0.0%)
   9,219   Calpine Corp.*                                                        35,585
                                                                          -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
           ALUMINUM (0.2%)
  12,949   Alcoa, Inc.                                                    $     414,756
                                                                          -------------
           APPAREL/FOOTWEAR (0.3%)
   2,513   Cintas Corp.                                                         105,445
   1,659   Jones Apparel Group, Inc.                                             61,964
   1,423   Liz Claiborne, Inc.                                                   51,498
   3,834   Nike, Inc. (Class B)                                                 278,770
     589   Reebok International Ltd.                                             20,061
   1,475   V.F. Corp.                                                            73,765
                                                                          -------------
                                                                                591,503
                                                                          -------------
           APPAREL/FOOTWEAR RETAIL (0.4%)
  12,078   Gap, Inc. (The)                                                      274,171
   6,301   Limited Brands, Inc.                                                 128,792
   1,667   Nordstrom, Inc.                                                       73,181
   7,152   TJX Companies, Inc. (The)                                            167,857
                                                                          -------------
                                                                                644,001
                                                                          -------------
           AUTO PARTS: O.E.M. (0.2%)
   1,739   Dana Corp.                                                            33,545
   7,804   Delphi Corp.                                                          74,216
   2,411   Eaton Corp.                                                          155,847
   2,781   Johnson Controls, Inc.                                               156,987
                                                                          -------------
                                                                                420,595
                                                                          -------------
           AUTOMOTIVE AFTERMARKET (0.0%)
      66   Cooper Tire & Rubber Co.                                               1,548
      92   Goodyear Tire & Rubber Co. (The)*                                      1,007
                                                                          -------------
                                                                                  2,555
                                                                          -------------
           BEVERAGES: ALCOHOLIC (0.3%)
   9,718   Anheuser-Busch Companies, Inc.                                       504,364
   1,649   Brown-Forman Corp. (Class B)                                          76,695
     611   Coors (Adolph) Co. (Class B)                                          42,012
                                                                          -------------
                                                                                623,071
                                                                          -------------
           BEVERAGES: NON-ALCOHOLIC (0.8%)
  28,421   Coca-Cola Co. (The)                                                1,246,545
   5,268   Coca-Cola Enterprises Inc.                                           107,467
   3,702   Pepsi Bottling Group, Inc. (The)                                     103,101
                                                                          -------------
                                                                              1,457,113
                                                                          -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
           BIOTECHNOLOGY (1.0%)
  19,199   Amgen Inc.*                                                    $   1,092,039
   4,944   Biogen Idec Inc.*                                                    296,640
   2,860   Chiron Corp.*                                                        131,074
   3,450   Genzyme Corp.*                                                       176,916
   3,850   MedImmune, Inc.*                                                      88,704
                                                                          -------------
                                                                              1,785,373
                                                                          -------------
           BROADCASTING (0.3%)
   9,057   Clear Channel Communications, Inc.                                   323,335
   4,763   Univision Communications Inc. (Class A)*                             137,984
                                                                          -------------
                                                                                461,319
                                                                          -------------
           BUILDING PRODUCTS (0.2%)
   3,588   American Standard Companies, Inc.*                                   135,949
   7,519   Masco Corp.                                                          227,375
                                                                          -------------
                                                                                363,324
                                                                          -------------
           CABLE/SATELLITE TV (0.5%)
  33,274   Comcast Corp. (Class A)*                                             911,708
                                                                          -------------
           CASINO/GAMING (0.1%)
   1,558   Harrah's Entertainment, Inc.                                          72,431
   4,653   International Game Technology                                        150,478
                                                                          -------------
                                                                                222,909
                                                                          -------------
           CHEMICALS: AGRICULTURAL (0.3%)
  13,231   Monsanto Co.                                                         479,756
                                                                          -------------
           CHEMICALS: MAJOR DIVERSIFIED (0.8%)
  13,741   Dow Chemical Co. (The)                                               548,128
  15,127   Du Pont (E.I.) de Nemours & Co.                                      648,494
   1,134   Eastman Chemical Co.                                                  50,667
   1,831   Engelhard Corp.                                                       53,831
   1,643   Hercules Inc.*                                                        19,404
   3,291   Rohm & Haas Co.                                                      129,007
                                                                          -------------
                                                                              1,449,531
                                                                          -------------
           CHEMICALS: SPECIALTY (1.1%)
   6,700   Air Products & Chemicals, Inc.                                       346,725
     753   Great Lakes Chemical Corp.                                            18,057
  37,500   Praxair, Inc.                                                      1,479,375
   1,024   Sigma-Aldrich Corp.                                                   58,819
                                                                          -------------
                                                                              1,902,976
                                                                          -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
           COMMERCIAL PRINTING/FORMS (0.1%)
     732   Deluxe Corp.                                                   $      32,245
   3,197   Donnelley (R.R.) & Sons Co.                                          101,473
                                                                          -------------
                                                                                133,718
                                                                          -------------
           COMPUTER COMMUNICATIONS (1.2%)
   6,747   Avaya Inc.*                                                           98,844
  99,814   Cisco Systems, Inc.*                                               2,082,120
                                                                          -------------
                                                                              2,180,964
                                                                          -------------
           COMPUTER PERIPHERALS (0.3%)
  33,570   EMC Corp.*                                                           368,263
   1,889   Lexmark International, Inc.*                                         167,176
   4,618   Network Appliance, Inc.*                                              89,174
                                                                          -------------
                                                                                624,613
                                                                          -------------
           COMPUTER PROCESSING HARDWARE (1.4%)
   4,960   Apple Computer, Inc.*                                                160,406
  37,134   Dell Inc.*                                                         1,317,143
   4,363   Gateway, Inc.*                                                        19,633
  43,487   Hewlett-Packard Co.                                                  876,263
   1,271   NCR Corp.*                                                            59,013
  44,162   Sun Microsystems, Inc.*                                              174,440
                                                                          -------------
                                                                              2,606,898
                                                                          -------------
           CONTAINERS/PACKAGING (0.1%)
     830   Ball Corp.                                                            59,909
   1,582   Bemis Company, Inc.                                                   41,891
   2,252   Pactiv Corp.*                                                         53,102
   1,239   Sealed Air Corp.*                                                     58,778
     818   Temple-Inland, Inc.                                                   55,828
                                                                          -------------
                                                                                269,508
                                                                          -------------
           CONTRACT DRILLING (0.0%)
     555   Nabors Industries, Ltd. (Bermuda)*                                    25,807
     500   Noble Corp.*                                                          19,360
     393   Rowan Companies, Inc.*                                                 9,597
   1,196   Transocean Inc. (Cayman Islands)*                                     33,966
                                                                          -------------
                                                                                 88,730
                                                                          -------------
           DATA PROCESSING SERVICES (0.9%)
   1,963   Affiliated Computer Services, Inc. (Class A)*                        101,880
   8,876   Automatic Data Processing, Inc.                                      372,614
   2,818   Computer Sciences Corp.*                                             133,150

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
   2,189   Convergys Corp.*                                               $      28,982
  12,740   First Data Corp.                                                     568,331
   2,937   Fiserv, Inc.*                                                        100,622
   5,603   Paychex, Inc.                                                        172,068
   4,347   SunGard Data Systems Inc.*                                           101,329
                                                                          -------------
                                                                              1,578,976
                                                                          -------------
           DEPARTMENT STORES (0.4%)
   2,590   Federated Department Stores, Inc.                                    124,113
   4,562   Kohl's Corp.*                                                        208,757
   4,192   May Department Stores Co.                                            111,214
   3,696   Penney (J.C.) Co., Inc.                                              147,840
   2,836   Sears, Roebuck & Co.                                                 104,024
                                                                          -------------
                                                                                695,948
                                                                          -------------
           DISCOUNT STORES (2.1%)
     343   Big Lots, Inc.*                                                        4,198
   5,780   Costco Wholesale Corp.                                               235,015
   5,043   Dollar General Corp.                                                  97,330
   2,574   Family Dollar Stores, Inc.                                            71,712
  12,347   Target Corp.                                                         538,329
  55,146   Wal-Mart Stores, Inc.                                              2,923,289
                                                                          -------------
                                                                              3,869,873
                                                                          -------------
           DRUGSTORE CHAINS (0.4%)
   5,453   CVS Corp.                                                            228,317
  13,776   Walgreen Co.                                                         501,446
                                                                          -------------
                                                                                729,763
                                                                          -------------
           ELECTRIC UTILITIES (2.1%)
   8,515   AES Corp. (The)*                                                      82,170
   2,864   Allegheny Energy, Inc.*                                               42,502
   2,473   Ameren Corp.                                                         110,518
   5,621   American Electric Power Co., Inc.                                    174,869
   4,468   CenterPoint Energy, Inc.                                              51,873
   2,538   Cinergy Corp.                                                         97,078
   3,630   CMS Energy Corp.*                                                     32,779
   3,238   Consolidated Edison, Inc.                                            132,661
   2,463   Constellation Energy Group, Inc.                                      94,949
   4,692   Dominion Resources, Inc.                                             297,754
   2,555   DTE Energy Co.                                                       102,634
  13,102   Duke Energy Corp.                                                    281,693
   5,056   Edison International                                                 135,501

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
   3,273   Entergy Corp.                                                  $     188,197
   9,402   Exelon Corp.                                                         328,130
   4,869   FirstEnergy Corp.                                                    190,378
   2,776   FPL Group, Inc.                                                      186,908
   5,577   PG&E Corp.*                                                          159,168
   1,437   Pinnacle West Capital Corp.                                           58,198
   2,595   PPL Corp.                                                            120,278
   3,673   Progress Energy, Inc.                                                154,780
   3,548   Public Service Enterprise Group, Inc.                                138,372
  10,690   Southern Co. (The)                                                   313,003
   2,776   TECO Energy, Inc.                                                     35,810
   4,805   TXU Corp.                                                            190,566
   5,731   Xcel Energy, Inc.                                                     98,000
                                                                          -------------
                                                                              3,798,769
                                                                          -------------
           ELECTRICAL PRODUCTS (0.4%)
   3,317   American Power Conversion Corp.                                       50,087
   1,546   Cooper Industries Ltd. (Class A) (Bermuda)*                           87,921
   6,495   Emerson Electric Co.                                                 394,247
   2,551   Molex Inc.                                                            73,877
     959   Thomas & Betts Corp.*                                                 25,222
                                                                          -------------
                                                                                631,354
                                                                          -------------
           ELECTRONIC COMPONENTS (0.1%)
   2,658   Jabil Circuit, Inc.*                                                  57,812
   1,264   QLogic Corp.*                                                         30,905
   6,932   Sanmina-SCI Corp.*                                                    50,881
  10,911   Solectron Corp.*                                                      60,011
                                                                          -------------
                                                                                199,609
                                                                          -------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (0.4%)
   7,145   Agilent Technologies, Inc.*                                          170,122
  19,447   JDS Uniphase Corp.*                                                   67,092
   2,893   Rockwell Automation, Inc.                                            108,227
   2,031   Scientific-Atlanta, Inc.                                              62,453
   3,044   Symbol Technologies, Inc.                                             39,846
   1,119   Tektronix, Inc.                                                       34,018
   2,196   Thermo Electron Corp.*                                                56,481
  10,708   Xerox Corp.*                                                         148,413
                                                                          -------------
                                                                                686,652
                                                                          -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.4%)
  24,781   Applied Materials, Inc.*                                       $     420,534
   2,975   KLA-Tencor Corp.*                                                    122,600
   2,316   Novellus Systems, Inc.*                                               62,532
   2,952   Teradyne, Inc.*                                                       50,479
                                                                          -------------
                                                                                656,145
                                                                          -------------
           ELECTRONICS/APPLIANCE STORES (0.2%)
   4,383   Best Buy Co., Inc.                                                   211,085
   1,375   Circuit City Stores - Circuit City Group                              19,388
   1,803   RadioShack Corp.                                                      50,394
                                                                          -------------
                                                                                280,867
                                                                          -------------
           ELECTRONICS/APPLIANCES (0.1%)
   4,221   Eastman Kodak Co.                                                    111,814
     753   Maytag Corp.                                                          15,437
     901   Whirlpool Corp.                                                       56,258
                                                                          -------------
                                                                                183,509
                                                                          -------------
           ENGINEERING & CONSTRUCTION (0.0%)
   1,332   Fluor Corp.                                                           60,673
                                                                          -------------
           ENVIRONMENTAL SERVICES (0.2%)
   4,681   Allied Waste Industries, Inc.*                                        43,252
   8,542   Waste Management, Inc.                                               240,372
                                                                          -------------
                                                                                283,624
                                                                          -------------
           FINANCE/RENTAL/LEASING (1.8%)
   5,010   Countrywide Financial Corp.                                          361,221
  14,639   Fannie Mae                                                         1,038,783
  10,336   Freddie Mac                                                          664,708
  37,500   MBNA Corp.                                                           925,875
   5,018   Ryder System, Inc.                                                   215,272
                                                                          -------------
                                                                              3,205,859
                                                                          -------------
           FINANCIAL CONGLOMERATES (3.4%)
  77,742   Citigroup, Inc.                                                    3,427,645
  21,988   J.P. Morgan Chase & Co.                                              820,812
   8,038   Prudential Financial, Inc.                                           374,249
  11,900   State Street Corp.                                                   509,439
  15,400   UBS AG (ADR) (Switzerland)                                         1,028,258
                                                                          -------------
                                                                              6,160,403
                                                                          -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
           FINANCIAL PUBLISHING/SERVICES (0.1%)
   1,931   Equifax, Inc.                                                  $      46,576
   2,739   McGraw-Hill Companies, Inc. (The)                                    205,589
                                                                          -------------
                                                                                252,165
                                                                          -------------
           FOOD DISTRIBUTORS (0.2%)
   8,413   SYSCO Corp.                                                          289,828
                                                                          -------------
           FOOD RETAIL (0.3%)
   4,750   Albertson's, Inc.                                                    115,853
   9,809   Kroger Co.*                                                          154,982
   5,837   Safeway Inc.*                                                        123,336
   2,246   Supervalu, Inc.                                                       64,146
   2,670   Winn-Dixie Stores, Inc.                                               16,874
                                                                          -------------
                                                                                475,191
                                                                          -------------
           FOOD: MAJOR DIVERSIFIED (1.1%)
   5,803   Campbell Soup Co.                                                    148,499
   4,529   General Mills, Inc.                                                  203,352
   4,136   Heinz (H.J.) Co.                                                     152,577
   4,678   Kellogg Co.                                                          194,885
  20,081   PepsiCo, Inc.                                                      1,004,050
   9,396   Sara Lee Corp.                                                       206,336
                                                                          -------------
                                                                              1,909,699
                                                                          -------------
           FOOD: MEAT/FISH/DAIRY (0.1%)
   6,602   ConAgra Foods Inc.                                                   171,652
                                                                          -------------
           FOOD: SPECIALTY/CANDY (0.2%)
   2,994   Hershey Foods Corp.                                                  145,029
   1,845   McCormick & Co., Inc. (Non-Voting)                                    65,996
   2,514   Wrigley (Wm.) Jr. Co. (Class A)                                      151,846
                                                                          -------------
                                                                                362,871
                                                                          -------------
           FOREST PRODUCTS (0.1%)
   1,608   Louisiana-Pacific Corp.                                               38,077
   3,347   Weyerhaeuser Co.                                                     207,514
                                                                          -------------
                                                                                245,591
                                                                          -------------
           GAS DISTRIBUTORS (0.2%)
   8,476   Dynegy, Inc. (Class A)*                                               35,599
   2,313   KeySpan Corp.                                                         83,245
     466   Kinder Morgan, Inc.                                                   27,965
     993   Nicor Inc.                                                            32,878
   4,135   NiSource, Inc.                                                        85,595

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
     836   Peoples Energy Corp.                                           $      32,604
   3,167   Sempra Energy                                                        113,220
                                                                          -------------
                                                                                411,106
                                                                          -------------
           HOME BUILDING (0.1%)
   1,801   Centex Corp.                                                          76,398
     476   KB Home                                                               30,488
   1,786   Pulte Homes, Inc.                                                     97,569
                                                                          -------------
                                                                                204,455
                                                                          -------------
           HOME FURNISHINGS (0.1%)
   2,576   Leggett & Platt, Inc.                                                 69,681
   3,913   Newell Rubbermaid, Inc.                                               84,521
                                                                          -------------
                                                                                154,202
                                                                          -------------
           HOME IMPROVEMENT CHAINS (0.9%)
  29,921   Home Depot, Inc. (The)                                             1,008,936
  10,391   Lowe's Companies, Inc.                                               506,250
   1,796   Sherwin-Williams Co.                                                  72,522
                                                                          -------------
                                                                              1,587,708
                                                                          -------------
           HOSPITAL/NURSING MANAGEMENT (0.3%)
   7,042   HCA, Inc.                                                            272,173
   3,313   Health Management Associates, Inc. (Class A)                          66,459
   1,729   Manor Care, Inc.                                                      54,031
   6,738   Tenet Healthcare Corp.*                                               75,331
                                                                          -------------
                                                                                467,994
                                                                          -------------
           HOTELS/RESORTS/CRUISELINES (0.5%)
  12,168   Carnival Corp. (Panama)                                              567,150
   5,188   Hilton Hotels Corp.                                                   92,502
   3,469   Marriott International, Inc. (Class A)                               169,287
   2,760   Starwood Hotels & Resorts Worldwide, Inc.                            124,200
                                                                          -------------
                                                                                953,139
                                                                          -------------
           HOUSEHOLD/PERSONAL CARE (1.8%)
   1,279   Alberto-Culver Co. (Class B)                                          59,627
   5,817   Avon Products, Inc.                                                  250,189
   2,871   Clorox Co. (The)                                                     142,890
   6,205   Colgate-Palmolive Co.                                                330,106
  12,117   Gillette Co. (The)                                                   472,321
   1,378   International Flavors & Fragrances, Inc.                              50,352
   5,946   Kimberly-Clark Corp.                                                 380,960

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
  30,542   Procter & Gamble Co. (The)                                     $   1,592,765
                                                                          -------------
                                                                              3,279,210
                                                                          -------------
           INDUSTRIAL CONGLOMERATES (5.2%)
  11,585   3M Co.                                                               954,141
   3,756   Danaher Corp.                                                        190,241
 166,446   General Electric Co.                                               5,534,330
  14,122   Honeywell International, Inc.                                        531,128
   2,676   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                          183,814
   1,522   ITT Industries, Inc.                                                 121,684
   2,272   Textron, Inc.                                                        139,274
  30,980   Tyco International Ltd. (Bermuda)                                    960,380
   7,311   United Technologies Corp.                                            683,579
                                                                          -------------
                                                                              9,298,571
                                                                          -------------
           INDUSTRIAL MACHINERY (0.3%)
   4,418   Illinois Tool Works Inc.                                             399,917
   1,924   Parker-Hannifin Corp.                                                110,399
                                                                          -------------
                                                                                510,316
                                                                          -------------
           INDUSTRIAL SPECIALTIES (0.1%)
   3,818   Ecolab Inc.                                                          116,449
   2,530   PPG Industries, Inc.                                                 149,144
                                                                          -------------
                                                                                265,593
                                                                          -------------
           INFORMATION TECHNOLOGY SERVICES (1.4%)
   2,477   Citrix Systems, Inc.*                                                 43,645
   7,219   Electronic Data Systems Corp.                                        133,407
  24,468   International Business Machines Corp.                              2,130,429
   5,815   PeopleSoft, Inc.*                                                    104,786
   5,089   Unisys Corp.*                                                         52,111
                                                                          -------------
                                                                              2,464,378
                                                                          -------------
           INSURANCE BROKERS/SERVICES (0.3%)
   4,560   AON Corp.                                                            120,566
   8,077   Marsh & McLennan Companies, Inc.                                     358,457
                                                                          -------------
                                                                                479,023
                                                                          -------------
           INTEGRATED OIL (1.8%)
     650   Amerada Hess Corp.                                                    54,178
   7,566   ChevronTexaco Corp.                                                  723,688
   4,792   ConocoPhillips                                                       377,466
  45,953   Exxon Mobil Corp.                                                  2,127,624
                                                                          -------------
                                                                              3,282,956
                                                                          -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
           INTERNET SOFTWARE/SERVICES (0.3%)
   7,227   Siebel Systems, Inc.*                                          $      58,250
  17,218   Yahoo! Inc.*                                                         530,314
                                                                          -------------
                                                                                588,564
                                                                          -------------
           INVESTMENT BANKS/BROKERS (2.6%)
  16,000   Goldman Sachs Group, Inc. (The)                                    1,411,040
   5,300   Legg Mason, Inc.                                                     416,262
  21,000   Lehman Brothers Holdings Inc.                                      1,472,100
  29,000   Merrill Lynch & Co., Inc.                                          1,441,880
                                                                          -------------
                                                                              4,741,282
                                                                          -------------
           INVESTMENT MANAGERS (0.4%)
   8,300   Franklin Resources, Inc.                                             400,475
   7,400   Price (T.) Rowe Group, Inc.                                          342,028
                                                                          -------------
                                                                                742,503
                                                                          -------------
           LIFE/HEALTH INSURANCE (0.7%)
   7,655   AFLAC, Inc.                                                          303,444
   2,113   Jefferson-Pilot Corp.                                                101,804
   2,487   Lincoln National Corp.                                               108,682
   5,326   Manulife Financial Corp. (Canada)                                    213,147
  11,374   MetLife, Inc.                                                        405,711
   1,644   Torchmark Corp.                                                       85,948
   4,418   UnumProvident Corp.                                                   70,467
                                                                          -------------
                                                                              1,289,203
                                                                          -------------
           MAJOR BANKS (4.0%)
  30,620   Bank of America Corp.                                              2,603,006
   9,870   BB&T Corp.                                                           382,265
   3,101   Comerica, Inc.                                                       181,315
   4,059   Huntington Bancshares, Inc.                                           99,283
   7,382   KeyCorp                                                              222,789
  10,762   National City Corp.                                                  392,813
   5,122   PNC Financial Services Group                                         259,173
   4,873   Regions Financial Corp.                                              144,679
   5,929   SouthTrust Corp.                                                     229,986
   5,077   SunTrust Banks, Inc.                                                 334,828
  19,847   Wachovia Corp.                                                       879,421
  26,073   Wells Fargo & Co.                                                  1,496,851
                                                                          -------------
                                                                              7,226,409
                                                                          -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
           MAJOR TELECOMMUNICATIONS (2.6%)
   4,931   ALLTEL Corp.                                                   $     256,412
  12,690   AT&T Corp.                                                           191,619
  29,372   BellSouth Corp.                                                      795,687
  52,799   SBC Communications, Inc.                                           1,337,927
  22,898   Sprint Corp. (FON Group)                                             427,735
  44,217   Verizon Communications Inc.                                        1,704,123
                                                                          -------------
                                                                              4,713,503
                                                                          -------------
           MANAGED HEALTH CARE (0.7%)
   2,300   Aetna, Inc.                                                          197,340
   1,999   Anthem, Inc.*                                                        164,858
   1,976   CIGNA Corp.                                                          122,532
   2,923   Humana, Inc.*                                                         52,936
   8,717   UnitedHealth Group Inc.                                              548,299
   2,169   WellPoint Health Networks, Inc.*                                     219,286
                                                                          -------------
                                                                              1,305,251
                                                                          -------------
           MEDIA CONGLOMERATES (1.5%)
  30,204   Disney (Walt) Co. (The)                                              697,410
  66,824   Time Warner Inc.*                                                  1,112,620
  25,489   Viacom Inc. (Class B) (Non-Voting)                                   856,176
                                                                          -------------
                                                                              2,666,206
                                                                          -------------
           MEDICAL DISTRIBUTORS (0.3%)
   1,545   AmerisourceBergen Corp.                                               83,523
   6,456   Cardinal Health, Inc.                                                287,292
   4,033   McKesson Corp.                                                       129,742
                                                                          -------------
                                                                                500,557
                                                                          -------------
           MEDICAL SPECIALTIES (1.9%)
   3,658   Applera Corp. - Applied Biosystems Group*                             75,684
   1,416   Bard (C.R.), Inc.                                                     78,163
     763   Bausch & Lomb, Inc.                                                   46,993
   9,072   Baxter International, Inc.*                                          272,795
   3,585   Becton, Dickinson & Co.                                              169,320
   3,707   Biomet, Inc.                                                         163,071
  12,156   Boston Scientific Corp.*                                             465,089
   4,507   Guidant Corp.                                                        249,327
   2,329   Hospira, Inc.*                                                        60,344
  17,866   Medtronic, Inc.                                                      887,404
     834   Millipore Corp.*                                                      43,943
   2,074   Pall Corp.                                                            48,055

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
   1,666   PerkinElmer, Inc.                                              $      29,288
   2,607   St. Jude Medical, Inc.*                                              177,615
   5,984   Stryker Corp.                                                        285,317
   1,595   Waters Corp.*                                                         69,989
   3,545   Zimmer Holdings, Inc.*                                               270,519
                                                                          -------------
                                                                              3,392,916
                                                                          -------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.0%)
   2,158   Sabre Holdings Corp.                                                  55,094
                                                                          -------------
           MISCELLANEOUS MANUFACTURING (0.1%)
     982   Crane Co.                                                             27,319
   3,326   Dover Corp.                                                          131,976
                                                                          -------------
                                                                                159,295
                                                                          -------------
           MOTOR VEHICLES (0.6%)
  28,705   Ford Motor Co.                                                       422,538
   8,665   General Motors Corp.                                                 373,808
   4,408   Harley-Davidson, Inc.                                                263,907
                                                                          -------------
                                                                              1,060,253
                                                                          -------------
           MULTI-LINE INSURANCE (1.9%)
  39,986   American International Group, Inc.                                 2,825,011
   4,371   Hartford Financial Services Group, Inc. (The)                        284,552
   2,908   Loews Corp.                                                          164,680
   2,124   Safeco Corp.                                                          99,955
                                                                          -------------
                                                                              3,374,198
                                                                          -------------
           OFFICE EQUIPMENT/SUPPLIES (0.1%)
   1,457   Avery Dennison Corp.                                                  88,250
   3,410   Pitney Bowes, Inc.                                                   143,902
                                                                          -------------
                                                                                232,152
                                                                          -------------
           OIL & GAS PIPELINES (0.0%)
   4,026   El Paso Corp.                                                         31,765
   1,954   Williams Companies, Inc. (The)                                        23,741
                                                                          -------------
                                                                                 55,506
                                                                          -------------
           OIL & GAS PRODUCTION (0.3%)
     944   Anadarko Petroleum Corp.                                              56,442
   1,209   Apache Corp.                                                          56,255
   1,476   Burlington Resources, Inc.                                            56,339
     896   Devon Energy Corp.                                                    62,263
     434   EOG Resources, Inc.                                                   27,581

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
     379   Kerr-McGee Corp.                                               $      19,898
   2,727   Occidental Petroleum Corp.                                           134,359
     977   Unocal Corp.                                                          37,869
                                                                          -------------
                                                                                451,006
                                                                          -------------
           OIL REFINING/MARKETING (0.1%)
     445   Ashland, Inc.                                                         23,260
   2,258   Marathon Oil Corp.                                                    85,059
     282   Sunoco, Inc.                                                          19,224
     486   Valero Energy Corp.                                                   36,411
                                                                          -------------
                                                                                163,954
                                                                          -------------
           OILFIELD SERVICES/EQUIPMENT (0.2%)
   1,239   Baker Hughes Inc.                                                     49,932
     600   BJ Services Co.*                                                      29,796
   1,633   Halliburton Co.                                                       51,848
   2,193   Schlumberger Ltd. (Netherlands; Antilles)                            141,054
                                                                          -------------
                                                                                272,630
                                                                          -------------
           OTHER CONSUMER SERVICES (0.8%)
   2,591   Apollo Group, Inc. (Class A)*                                        216,478
   2,589   Block (H.&R.), Inc.                                                  127,198
  14,792   Cendant Corp.                                                        338,441
   9,072   eBay Inc.*                                                           710,610
                                                                          -------------
                                                                              1,392,727
                                                                          -------------
           OTHER CONSUMER SPECIALTIES (0.1%)
   2,119   Fortune Brands, Inc.                                                 152,949
                                                                          -------------
           OTHER METALS/MINERALS (0.1%)
   1,314   Phelps Dodge Corp.*                                                  102,413
                                                                          -------------
           PACKAGED SOFTWARE (3.5%)
   3,592   Adobe Systems, Inc.                                                  151,511
   1,689   Autodesk, Inc.                                                        67,898
   3,350   BMC Software, Inc.*                                                   52,528
   8,719   Computer Associates International, Inc.                              220,068
   5,832   Compuware Corp.*                                                      28,810
   2,929   Intuit Inc.*                                                         109,662
   1,220   Mercury Interactive Corp.*                                            44,603
 157,723   Microsoft Corp.                                                    4,488,797
   5,758   Novell, Inc.*                                                         39,385
  75,365   Oracle Corp.*                                                        792,086
   4,030   Parametric Technology Corp.*                                          18,296

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
   5,309   Symantec Corp.*                                                $     248,249
   6,419   VERITAS Software Corp.*                                              122,346
                                                                          -------------
                                                                              6,384,239
                                                                          -------------
           PERSONNEL SERVICES (0.1%)
   1,678   Monster Worldwide Inc.*                                               37,067
   2,521   Robert Half International, Inc.                                       70,134
                                                                          -------------
                                                                                107,201
                                                                          -------------
           PHARMACEUTICALS: GENERIC DRUGS (0.0%)
   1,600   Watson Pharmaceuticals, Inc.*                                         40,336
                                                                          -------------
           PHARMACEUTICALS: MAJOR (6.3%)
  23,296   Abbott Laboratories                                                  916,698
  29,145   Bristol-Myers Squibb Co.                                             667,421
  44,273   Johnson & Johnson                                                  2,446,969
  16,734   Lilly (Eli) & Co.                                                  1,066,290
  32,811   Merck & Co., Inc.                                                  1,487,979
 113,577   Pfizer, Inc.                                                       3,629,921
  21,011   Schering-Plough Corp.                                                408,874
  20,017   Wyeth                                                                708,602
                                                                          -------------
                                                                             11,332,754
                                                                          -------------
           PHARMACEUTICALS: OTHER (0.3%)
   1,902   Allergan, Inc.                                                       143,867
   5,484   Forest Laboratories, Inc.*                                           275,790
   3,353   King Pharmaceuticals, Inc.*                                           37,855
                                                                          -------------
                                                                                457,512
                                                                          -------------
           PRECIOUS METALS (0.2%)
   2,683   Freeport-McMoRan Copper & Gold, Inc. (Class B)                        93,503
   5,809   Newmont Mining Corp.                                                 235,090
                                                                          -------------
                                                                                328,593
                                                                          -------------
           PROPERTY - CASUALTY INSURERS (1.0%)
   4,254   ACE Ltd. (Bermuda)                                                   172,670
  10,751   Allstate Corp. (The)                                                 506,157
   2,857   Chubb Corp. (The)                                                    196,504
   2,665   Cincinnati Financial Corp.                                           106,280
   3,290   Progressive Corp. (The)                                              252,080
   9,812   St. Paul Travelers Companies, Inc.                                   363,731
   2,170   XL Capital Ltd. (Class A) (Bermuda)                                  153,376
                                                                          -------------
                                                                              1,750,798
                                                                          -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
           PUBLISHING: BOOKS/MAGAZINES (0.0%)
     506   Meredith Corp.                                                 $      26,757
                                                                          -------------
           PUBLISHING: NEWSPAPERS (0.4%)
   1,051   Dow Jones & Co., Inc.                                                 44,541
   4,013   Gannett Co., Inc.                                                    333,641
   1,103   Knight-Ridder, Inc.                                                   72,566
   2,143   New York Times Co. (The) (Class A)                                    89,149
   4,744   Tribune Co.                                                          201,383
                                                                          -------------
                                                                                741,280
                                                                          -------------
           PULP & PAPER (0.4%)
  11,000   Georgia-Pacific Corp.                                                369,600
   7,208   International Paper Co.                                              311,602
   2,972   MeadWestvaco Corp.                                                    88,744
                                                                          -------------
                                                                                769,946
                                                                          -------------
           RAILROADS (0.9%)
  13,092   Burlington Northern Santa Fe Corp.                                   464,504
   8,027   CSX Corp.                                                            251,245
  13,284   Norfolk Southern Corp.                                               354,550
   8,703   Union Pacific Corp.                                                  490,327
                                                                          -------------
                                                                              1,560,626
                                                                          -------------
           REAL ESTATE INVESTMENT TRUSTS (0.4%)
   1,408   Apartment Investment & Management Co. (Class A)                       45,014
   6,030   Equity Office Properties Trust                                       156,479
   4,189   Equity Residential                                                   123,785
   2,751   Plum Creek Timber Co., Inc.                                           86,326
   2,711   ProLogis Trust                                                        92,282
   3,043   Simon Property Group, Inc.                                           157,049
                                                                          -------------
                                                                                660,935
                                                                          -------------
           RECREATIONAL PRODUCTS (0.2%)
   1,185   Brunswick Corp.                                                       46,251
   4,544   Electronic Arts Inc.*                                                227,791
   2,258   Hasbro, Inc.                                                          41,028
   6,229   Mattel, Inc.                                                         109,132
                                                                          -------------
                                                                                424,202
                                                                          -------------
           REGIONAL BANKS (1.3%)
   6,338   AmSouth Bancorporation                                               155,471
   4,037   Charter One Financial, Inc.                                          179,283
   8,674   Fifth Third Bancorp                                                  428,149

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
   2,215   First Horizon National Corp.                                   $      96,020
   2,102   M&T Bank Corp.                                                       195,969
   3,984   Marshall & Ilsley Corp.                                              153,025
   2,747   North Fork Bancorporation, Inc.                                      107,270
   5,485   Synovus Financial Corp.                                              139,703
  29,684   U.S. Bancorp                                                         840,057
   1,599   Zions Bancorporation                                                  96,740
                                                                          -------------
                                                                              2,391,687
                                                                          -------------
           RESTAURANTS (0.6%)
   2,136   Darden Restaurants, Inc.                                              45,561
  19,030   McDonald's Corp.                                                     523,325
   6,159   Starbucks Corp.*                                                     289,227
   1,576   Wendy's International, Inc.                                           56,374
   4,522   Yum! Brands, Inc.                                                    173,600
                                                                          -------------
                                                                              1,088,087
                                                                          -------------
           SAVINGS BANKS (0.5%)
   2,776   Golden West Financial Corp.                                          296,782
   5,529   Sovereign Bancorp, Inc.                                              120,366
  13,268   Washington Mutual, Inc.                                              514,798
                                                                          -------------
                                                                                931,946
                                                                          -------------
           SEMICONDUCTORS (2.4%)
   5,294   Advanced Micro Devices, Inc.*                                         66,122
   5,706   Altera Corp.*                                                        118,799
   5,489   Analog Devices, Inc.                                                 217,913
   4,644   Applied Micro Circuits Corp.*                                         16,718
   4,585   Broadcom Corp. (Class A)*                                            162,126
  93,739   Intel Corp.                                                        2,285,357
   4,650   Linear Technology Corp.                                              181,815
   5,806   LSI Logic Corp.*                                                      29,553
   4,777   Maxim Integrated Products, Inc.                                      229,774
   9,271   Micron Technology, Inc.*                                             125,437
   4,728   National Semiconductor Corp.*                                         81,085
   2,500   NVIDIA Corp.*                                                         38,500
   2,671   PMC - Sierra, Inc.*                                                   31,731
  25,634   Texas Instruments Inc.                                               546,773
   5,069   Xilinx, Inc.                                                         149,181
                                                                          -------------
                                                                              4,280,884
                                                                          -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
           SERVICES TO THE HEALTH INDUSTRY (0.2%)
   1,215   Express Scripts, Inc. (Class A)*                               $      79,704
   3,632   IMS Health Inc.                                                       88,040
   4,191   Medco Health Solutions Inc.*                                         126,987
   1,494   Quest Diagnostics Inc.                                               122,628
                                                                          -------------
                                                                                417,359
                                                                          -------------
           SPECIALTY INSURANCE (0.2%)
   1,661   Ambac Financial Group, Inc.                                          118,114
   2,223   MBIA Inc.                                                            119,998
   1,791   MGIC Investment Corp.                                                127,161
                                                                          -------------
                                                                                365,273
                                                                          -------------
           SPECIALTY STORES (0.4%)
   3,194   AutoNation, Inc.*                                                     51,487
   1,229   AutoZone, Inc.*                                                       94,879
   4,320   Bed Bath & Beyond Inc.*                                              152,885
     913   Boise Cascade Corp.                                                   29,444
   4,529   Office Depot, Inc.*                                                   74,276
   7,128   Staples, Inc.                                                        205,857
   1,808   Tiffany & Co.                                                         64,636
   2,364   Toys 'R' Us, Inc.*                                                    38,911
                                                                          -------------
                                                                                712,375
                                                                          -------------
           SPECIALTY TELECOMMUNICATIONS (0.1%)
   2,227   CenturyTel, Inc.                                                      69,015
   4,589   Citizens Communications Co.*                                          66,082
  28,980   Qwest Communications International, Inc.*                            112,732
                                                                          -------------
                                                                                247,829
                                                                          -------------
           STEEL (0.5%)
   4,774   Allegheny Technologies Inc.                                           95,719
   4,699   Nucor Corp.                                                          393,071
   6,196   United States Steel Corp.                                            236,315
   5,160   Worthington Industries, Inc.                                         105,677
                                                                          -------------
                                                                                830,782
                                                                          -------------
           TELECOMMUNICATION EQUIPMENT (1.1%)
  10,647   ADC Telecommunications, Inc.*                                         25,553
   2,134   Andrew Corp.*                                                         23,154
   6,422   CIENA Corp.*                                                          18,110
   2,586   Comverse Technology, Inc.*                                            44,117
  20,269   Corning Inc.*                                                        250,525

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
  63,299   Lucent Technologies Inc.*                                      $     193,062
  34,419   Motorola, Inc.                                                       548,295
  11,824   QUALCOMM Inc.                                                        816,802
   5,569   Tellabs, Inc.*                                                        49,620
                                                                          -------------
                                                                              1,969,238
                                                                          -------------
           TOBACCO (0.7%)
  24,364   Altria Group, Inc.                                                 1,159,726
   1,042   R. J. Reynolds Tobacco Holdings, Inc.                                 74,972
   2,337   UST, Inc.                                                             88,689
                                                                          -------------
                                                                              1,323,387
                                                                          -------------
           TOOLS/HARDWARE (0.1%)
   1,074   Black & Decker Corp.                                                  75,083
     352   Snap-On, Inc.                                                         11,303
     990   Stanley Works (The)                                                   41,976
                                                                          -------------
                                                                                128,362
                                                                          -------------
           TRUCKING (0.1%)
   4,787   Hunt (J.B.) Tansport Services, Inc.                                  183,869
                                                                          -------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY (0.5%)
   4,834   Caterpillar Inc.                                                     355,251
     666   Cummins Inc.                                                          46,240
   3,144   Deere & Co.                                                          197,475
   1,148   Navistar International Corp.*                                         41,271
   2,881   PACCAR, Inc.                                                         172,745
                                                                          -------------
                                                                                812,982
                                                                          -------------
           WHOLESALE DISTRIBUTORS (0.1%)
   2,168   Genuine Parts Co.                                                     81,799
   1,506   Grainger (W.W.), Inc.                                                 79,743
                                                                          -------------
                                                                                161,542
                                                                          -------------
           WIRELESS TELECOMMUNICATIONS (0.5%)
  37,120   AT&T Wireless Services, Inc.*                                        536,013
  17,912   Nextel Communications, Inc. (Class A)*                               407,677
                                                                          -------------
                                                                                943,690
                                                                          -------------
           TOTAL COMMON STOCKS
            (COST $154,770,076)                                             152,220,362
                                                                          -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON       MATURITY
THOUSANDS                                                          RATE          DATE              VALUE
-------------------------------------------------------------------------------------------------------------
             GOVERNMENT & AGENCY OBLIGATIONS (8.6%)
             FOREIGN GOVERNMENT OBLIGATIONS (2.6%)
EUR  1,835   Deutsche Bundesrepublik (Germany)                      4.50%      01/04/13        $    2,269,377
     1,025   France (Republic of) (France)                          5.25       04/25/08             1,317,352
$      375   Government of Quebec (Canada)                         6.125       01/22/11               407,848
       405   Ontario (Provice of) (Canada)                         5.125       07/17/12               417,088
        15   United Mexican States (Mexico)                         8.30       08/15/31                16,237
       160   United Mexican States (Mexico)                        8.375       01/14/11               183,600
                                                                                               --------------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (COST $4,609,398)                                                                     4,611,502
                                                                                               --------------
             U.S. GOVERNMENT & AGENCY OBLIGATIONS (6.0%)
       650   Federal Home Loan Mortgage Corp. (DD)                  5.00       09/15/19               652,235
             Federal National Mortgage Assoc. (DD)
       450                                                          4.50       08/01/19               442,687
     2,250                                                          5.50  08/01/19 - 08/01/34       2,284,195
       450                                                          6.00       08/01/34               461,672
     2,600                                                          6.50       08/01/34             2,713,750
       850   U.S. Treasury Bond                                     0.00       02/15/25               273,423
     3,700   U.S. Treasury Note                                    5.625       05/15/08             3,995,134
                                                                                               --------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (COST $10,913,854)                                                                   10,823,096
                                                                                               --------------
             TOTAL GOVERNMENT & AGENCY OBLIGATIONS
              (COST $15,523,252)                                                                   15,434,598
                                                                                               --------------
             CORPORATE BONDS (2.2%)
             ADVERTISING/MARKETING SERVICES (0.0%)
        35   WPP Finance (UK) Corp. - 144A+ (United Kingdom)       5.875       06/15/14                35,574
                                                                                               --------------
             AEROSPACE & DEFENSE (0.0%)
        20   Raytheon Co.                                           4.85       01/15/11                20,057
        47   Systems 2001 Asset Trust - 144A+                      6.664       09/15/13                50,615
                                                                                               --------------
                                                                                                       70,672
                                                                                               --------------
             AIR FREIGHT/COURIERS (0.0%)
        20   FedEx Corp.                                            7.25       02/15/11                22,630
                                                                                               --------------
             BROADCASTING (0.0%)
        20   Clear Channel Communications, Inc.                     7.65       09/15/10                22,647
                                                                                               --------------
             CABLE/SATELLITE TV (0.1%)
        80   Comcast Cable Communications Inc.                      6.75       01/30/11                87,256
        30   Echostar DBS Corp.                                    6.375       10/01/11                29,925
                                                                                               --------------
                                                                                                      117,181
                                                                                               --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON       MATURITY
THOUSANDS                                                          RATE          DATE              VALUE
-------------------------------------------------------------------------------------------------------------
             CASINO/GAMING (0.1%)
$       30   Harrah's Operating Co., Inc.                           8.00%      02/01/11        $       33,827
        20   Harrah's Operating Co., Inc. - 144A+                   5.50       07/01/10                20,036
        40   MGM Mirage Inc.                                        8.50       09/15/10                44,400
        20   Station Casinos, Inc.                                  6.00       04/01/12                19,600
                                                                                               --------------
                                                                                                      117,863
                                                                                               --------------
             CHEMICALS: MAJOR DIVERSIFIED (0.0%)
        15   ICI Wilmington Inc.                                   4.375       12/01/08                14,842
                                                                                               --------------
             CONTAINERS/PACKAGING (0.0%)
        20   Packaging Corp. of America                             5.75       08/01/13                20,104
        30   Sealed Air Corp - 144A+                               5.625       07/15/13                29,936
                                                                                               --------------
                                                                                                       50,040
                                                                                               --------------
             DEPARTMENT STORES (0.0%)
        30   Federated Department Stores, Inc.                      6.90       04/01/29                31,748
                                                                                               --------------
             ELECTRIC UTILITIES (0.2%)
        30   Arizona Public Service Co.                             5.80       06/30/14                30,402
        30   Cincinnati Gas & Electric Co.                          5.70       09/15/12                30,979
        20   Consolidated Natural Gas Co.                           6.25       11/01/11                21,437
        15   Consumers Energy Co.                                   4.00       05/15/10                14,358
        15   Consumers Energy Co.                                  5.375       04/15/13                14,951
        10   Entergy Gulf States, Inc.                              3.60       06/01/08                 9,754
        20   Exelon Corp.                                           6.75       05/01/11                21,895
        20   Monongahela Power Co.                                  5.00       10/01/06                20,544
        55   Ohio Edison Co.                                        5.45       05/01/15                53,984
        20   Pacific Gas & Electric Co.                             4.80       03/01/14                19,283
        15   Pacific Gas & Electric Co.                             6.05       03/01/34                14,499
        25   Reliant Energy Resources Corp.                         7.75       02/15/11                28,534
        20   Texas-New Mexico Power Co.                             6.25       01/15/09                20,892
        20   TXU Energy Co.                                         7.00       03/15/13                22,005
        20   Westar Energy Inc.                                     6.00       07/01/14                20,753
                                                                                               --------------
                                                                                                      344,270
                                                                                               --------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (0.0%)
        30   Xerox Corp.                                           7.125       06/15/10                30,900
                                                                                               --------------
             ENVIRONMENTAL SERVICES (0.2%)
       300   Waste Management, Inc.                                6.875       05/15/09               331,331
                                                                                               --------------
             FINANCE/RENTAL/LEASING (0.1%)
        65   Countrywide Home Loans, Inc.                           3.25       05/21/08                63,001

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON       MATURITY
THOUSANDS                                                          RATE          DATE              VALUE
-------------------------------------------------------------------------------------------------------------
$       70   Ford Motor Credit Co.                                  7.25%      10/25/11        $       73,721
        50   MBNA Corp.                                            6.125       03/01/13                52,198
                                                                                               --------------
                                                                                                      188,920
                                                                                               --------------
             FINANCIAL CONGLOMERATES (0.2%)
        75   Citigroup Inc.                                        5.625       08/27/12                78,106
        15   General Electric Capital Corp.                         6.75       03/15/32                16,432
       105   General Motors Acceptance Corp.                       6.875       09/15/11               107,940
        70   General Motors Acceptance Corp.                        8.00       11/01/31                71,279
        75   J.P. Morgan Chase & Co.                               6.625       03/15/12                81,909
                                                                                               --------------
                                                                                                      355,666
                                                                                               --------------
             FOOD RETAIL (0.0%)
        20   Albertson's, Inc.                                      7.50       02/15/11                22,680
                                                                                               --------------
             FOOD: MAJOR DIVERSIFIED (0.1%)
        65   Kraft Foods Inc.                                      5.625       11/01/11                67,169
                                                                                               --------------
             FOOD: MEAT/FISH/DAIRY (0.0%)
        45   Smithfield Foods Inc. - 144A+                          7.00       08/01/11                45,956
                                                                                               --------------
             FOREST PRODUCTS (0.0%)
        60   Weyerhaeuser Co.                                       6.75       03/15/12                65,698
                                                                                               --------------
             GAS DISTRIBUTORS (0.0%)
        20   Ras Laffan Liquid Natural Gas Co. Ltd. -
              144A+ (Qatar)                                        8.294       03/15/14                22,800
                                                                                               --------------
             HOSPITAL/NURSING MANAGEMENT (0.0%)
        50   HCA, Inc.                                              6.30       10/01/12                50,582
                                                                                               --------------
             HOTELS/RESORTS/CRUISELINES (0.1%)
        40   Hilton Hotels Corp.                                   7.625       12/01/12                44,350
        20   Hyatt Equities LLC - 144A+                            6.875       06/15/07                21,323
        15   Starwood Hotels & Resorts Worldwide, Inc.             7.375       05/01/07                15,900
        20   Starwood Hotels & Resorts Worldwide, Inc.             7.875       05/01/12                21,650
                                                                                               --------------
                                                                                                      103,223
                                                                                               --------------
             INDUSTRIAL CONGLOMERATES (0.1%)
        45   General Electric Capital Corp.                         5.45       01/15/13                46,301
        45   Hutchison Whampoa International Ltd. - 144A+
              (Virgin Islands)                                      6.50       02/13/13                45,538
                                                                                               --------------
                                                                                                       91,839
                                                                                               --------------
             INDUSTRIAL MACHINERY (0.0%)
        35   Kennametal Inc.                                        7.20       06/15/12                37,371
                                                                                               --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON       MATURITY
THOUSANDS                                                          RATE          DATE              VALUE
-------------------------------------------------------------------------------------------------------------
             INSURANCE BROKERS/SERVICES (0.1%)
$      100   Farmers Exchange Capital - 144A+                       7.05%      07/15/28        $       98,231
        45   Marsh & McLennan Companies, Inc.                      5.375       07/15/14                45,067
                                                                                               --------------
                                                                                                      143,298
                                                                                               --------------
             INTEGRATED OIL (0.0%)
        40   Amerada Hess Corp.                                    7.875       10/01/29                44,185
                                                                                               --------------
             INVESTMENT BANKS/BROKERS (0.1%)
        70   Goldman Sachs Group Inc.                              6.875       01/15/11                77,560
                                                                                               --------------
             MAJOR TELECOMMUNICATIONS (0.1%)
        20   AT&T Corp.                                             8.75       11/15/31                19,959
        30   Deutsche Telekom International Finance BV
              (Netherlands)                                         8.75       06/15/30                37,375
        25   Sprint Capital Corp.                                   8.75       03/15/32                30,383
        75   Verizon Global Funding Corp.                           7.75       12/01/30                86,316
                                                                                               --------------
                                                                                                      174,033
                                                                                               --------------
             MANAGED HEALTH CARE (0.1%)
        55   Aetna, Inc.                                           7.875       03/01/11                63,984
        15   Anthem Insurance - 144A+                              9.125       04/01/10                18,515
        20   Health Net, Inc.                                      8.375       04/15/11                23,579
                                                                                               --------------
                                                                                                      106,078
                                                                                               --------------
             MEDIA CONGLOMERATES (0.1%)
        60   AOL Time Warner Inc.                                   7.70       05/01/32                66,851
        50   News America Holdings, Inc.                            7.28       06/30/28                54,851
                                                                                               --------------
                                                                                                      121,702
                                                                                               --------------
             MEDICAL SPECIALTIES (0.0%)
        10   Fisher Scientific International Inc.                   6.75       08/15/14                10,038
                                                                                               --------------
             METAL FABRICATIONS (0.0%)
        40   GulfTerra Energy Partners, L.P.                        6.25       06/01/10                41,000
                                                                                               --------------
             MOTOR VEHICLES (0.1%)
        45   DaimlerChrysler North American Holdings Co.            7.30       01/15/12                49,669
        20   DaimlerChrysler North American Holdings Co.            8.50       01/18/31                23,549
        40   Ford Motor Co.                                        6.625       10/01/28                35,094
                                                                                               --------------
                                                                                                      108,312
                                                                                               --------------
             MULTI-LINE INSURANCE (0.0%)
        60   AIG Sun America Global Finance - 144A+                 6.30       05/10/11                65,154
         5   AXA Financial Inc.                                     6.50       04/01/08                 5,463
                                                                                               --------------
                                                                                                       70,617
                                                                                               --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON       MATURITY
THOUSANDS                                                          RATE          DATE              VALUE
-------------------------------------------------------------------------------------------------------------
             OIL & GAS PIPELINES (0.2%)
$        5   Northwest Pipeline Corp.                              8.125%      03/01/10        $        5,569
        10   Transcontinental Gas Pipe Line Corp. (Series B)       8.875       07/15/12                11,700
                                                                                               --------------
                                                                                                       17,269
                                                                                               --------------
             OIL & GAS PRODUCTION (0.0%)
        40   Kerr-McGee Corp.                                      7.875       09/15/31                44,829
        25   Nexen Inc. (Canada)                                    5.05       11/20/13                24,274
                                                                                               --------------
                                                                                                       69,103
                                                                                               --------------
             OTHER METALS/MINERALS (0.0%)
        45   Inco Ltd. (Canada)                                     7.75       05/15/12                51,446
                                                                                               --------------
             PHARMACEUTICALS: MAJOR (0.0%)
        10   Schering-Plough Corp.                                  5.30       12/01/13                10,017
                                                                                               --------------
             PULP & PAPER (0.2%)
        70   Abitibi-Consolidated, Inc. (Canada)                    6.00       06/20/13                63,875
        60   Bowater Canada Finance (Canada)                        7.95       11/15/11                62,349
       255   International Paper Co.                                4.25       01/15/09               251,996
                                                                                               --------------
                                                                                                      378,220
                                                                                               --------------
             REAL ESTATE INVESTMENT TRUSTS (0.0%)
         5   Rouse Co. (The)                                       5.375       11/26/13                 4,906
                                                                                               --------------
             RESTAURANTS (0.0%)
        25   Tricon Global Restaurants, Inc.                       8.875       04/15/11                30,443
                                                                                               --------------
             SAVINGS BANKS (0.0%)
        35   Washington Mutual Inc.                                 8.25       04/01/10                41,002
                                                                                               --------------
             SPECIALTY STORES (0.0%)
        10   Autonation, Inc.                                       9.00       08/01/08                11,350
        35   Toys "R" Us                                           7.875       04/15/13                35,963
                                                                                               --------------
                                                                                                       47,313
                                                                                               --------------
             TOBACCO (0.0%)
        45   Altria Group, Inc.                                     7.00       11/04/13                46,530
                                                                                               --------------
             WIRELESS TELECOMMUNICATIONS (0.0%)
        20   AT&T Wireless Services, Inc.                           8.75       03/01/31                24,967
                                                                                               --------------
             TOTAL CORPORATE BONDS
              (COST $3,845,111)                                                                     3,859,641
                                                                                               --------------
             CONVERTIBLE BONDS (1.6%)
             Financial Conglomerates (1.2%)
     2,000   American Express - 144A+                               1.85#      12/01/33             2,127,500
                                                                                               --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON       MATURITY
THOUSANDS                                                          RATE          DATE              VALUE
-------------------------------------------------------------------------------------------------------------
             INTERNET RETAIL (0.2%)
$      300   Amazon.com, Inc.                                       4.75%      02/01/09        $      298,875
                                                                                               --------------
             Trucking (0.2%)
       320   Yellow Roadway Corp. - 144A+                           5.00       08/08/23               466,400
                                                                                               --------------
             TOTAL CONVERTIBLE BONDS
              (COST $2,808,324)                                                                     2,892,775
                                                                                               --------------
             ASSET-BACKED SECURITIES (0.3%)
             FINANCE/RENTAL/LEASING
       100   Citibank Credit Card Issuance Trust 2001-A1 A1         6.90       10/15/07               105,184
        97   Ford Credit Auto Owner Trust 2003-A A2A                1.62       08/15/05                96,619
       100   Harley-Davidson Motocycle Trust 2003-1 A1              1.56       05/15/07                99,831
        25   TXU Electric Delivery Transition Bond Company
              LLC 2004-1 A2                                         4.81       11/15/12                25,188
       100   USAA Auto Owner Trust 2004-2 A2                        2.41       02/15/07               100,036
       100   World Omni Auto Receivables Trust 2004-A A2            2.58       07/12/07               100,047
                                                                                               --------------
             TOTAL ASSET-BACKED SECURITIES
              (COST $526,346)                                                                         526,905
                                                                                               --------------
             SHORT-TERM INVESTMENTS (6.4%)
             U. S. GOVERNMENT OBLIGATIONS (a) (0.1%)
        50   U.S. Treasury Bill**                                   0.98       09/23/04                49,926
       200   U.S. Treasury Bill**                                   1.65       01/13/05               198,497
                                                                                               --------------
             TOTAL U. S. GOVERNMENT OBLIGATIONS
              (COST $248,420)                                                                         248,423
                                                                                               --------------
             REPURCHASE AGREEMENT (6.3%)
    11,279   Joint repurchase agreement account
              (dated 07/30/04; proceeds $11,280,274) (b)
              (COST $11,279,000)                                   1.355       08/02/04            11,279,000
                                                                                               --------------
             TOTAL SHORT-TERM INVESTMENTS
              (COST $11,527,420)                                                                   11,527,423
                                                                                               --------------
             TOTAL INVESTMENTS
              (COST $189,000,529) (c) (d)                                         103.6%          186,461,704
             LIABILITIES IN EXCESS OF OTHER ASSETS                                 (3.6)           (6,407,450)
                                                                                  -----        --------------
             NET ASSETS                                                           100.0%       $  180,054,254
                                                                                  =====        ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

  ADR  AMERICAN DEPOSITORY RECEIPT.
  DD   ALL OF THESE SECURITIES WERE PURCHASED ON A DELAYED DELIVERY BASIS.
  *    NON-INCOME PRODUCING SECURITY.
  ** ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $65,800.
  +    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  #    CURRENTLY A 1.85% COUPON SECURITY; WILL CONVERT TO 0% ON DECEMBER 1,
       2006.
  (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
  (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $12,327,337 IN CONNECTION WITH OPEN FUTURES CONTRACTS AND DELAYED DELIVERY SECURITIES.
  (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $5,917,355 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $8,456,180, RESULTING IN NET UNREALIZED DEPRECIATION OF $2,538,825.

FUTURES CONTRACTS OPEN AT JULY 31, 2004:

                                                                                        UNREALIZED
NUMBER OF                    DESCRIPTION/DELIVERY                   UNDERLYING FACE    APPRECIATION/
CONTRACTS   LONG/SHORT          MONTH AND YEAR                      AMOUNT AT VALUE    DEPRECIATION
---------------------------------------------------------------------------------------------------
    3          Long      U.S. Treasury Notes 2 Year,                $       633,375   $       1,957
                         September 2004
   18          Short     U.S. Treasury Notes 5 Year,                     (1,971,000)        (28,619)
                         September 2004
   10          Short     U.S. Treasury Notes 10 Year,                    (1,107,188)        (15,045)
                         September 2004
   21          Long      U.S. Treasury Bonds 30 Year,                     2,272,594          82,997
                         September 2004
                                                                                      -------------
                         Net unrealized appreciation                                  $      41,290
                                                                                      =============

CURRENCY ABBREVIATION:

EUR      EURO.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY ALLOCATOR FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $189,000,529)                  $  186,461,704
Receivable for:
  Investments sold                                                            2,935,875
  Interest                                                                      216,478
  Dividends                                                                     187,497
  Shares of beneficial interest sold                                             45,332
  Variation margin                                                               11,672
Prepaid expenses and other assets                                                35,457
                                                                         --------------
    TOTAL ASSETS                                                            189,894,015
                                                                         --------------
LIABILITIES:
Payable for:
  Investments purchased                                                       9,262,514
  Shares of beneficial interest redeemed                                        282,662
  Distribution fee                                                              136,530
  Investment management fee                                                     117,092
Accrued expenses and other payables                                              40,963
                                                                         --------------
    TOTAL LIABILITIES                                                         9,839,761
                                                                         --------------
    NET ASSETS                                                           $  180,054,254
                                                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $  170,576,437
Net unrealized depreciation                                                  (2,498,845)
Accumulated undistributed net investment income                                   5,372
Accumulated undistributed net realized gain                                  11,971,290
                                                                         --------------
    NET ASSETS                                                           $  180,054,254
                                                                         ==============
CLASS A SHARES:
Net Assets                                                               $   19,001,583
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                     1,750,641
    NET ASSET VALUE PER SHARE                                            $        10.85
                                                                         ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                      $        11.45
                                                                         ==============
CLASS B SHARES:
Net Assets                                                               $  134,621,691
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                    12,543,137
    NET ASSET VALUE PER SHARE                                            $        10.73
                                                                         ==============
CLASS C SHARES:
Net Assets                                                               $   18,524,953
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                     1,726,072
    NET ASSET VALUE PER SHARE                                            $        10.73
                                                                         ==============
CLASS D SHARES:
Net Assets                                                               $    7,906,027
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                       725,928
    NET ASSET VALUE PER SHARE                                            $        10.89
                                                                         ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $13,547 foreign withholding tax)                       $    1,247,323
Interest                                                                        535,614
                                                                         --------------
    TOTAL INCOME                                                              1,782,937
                                                                         --------------
EXPENSES
Investment management fee                                                       746,403
Distribution fee (Class A shares)                                                27,082
Distribution fee (Class B shares)                                               734,164
Distribution fee (Class C shares)                                               102,342
Transfer agent fees and expenses                                                 65,370
Registration fees                                                                58,943
Professional fees                                                                36,775
Shareholder reports and notices                                                  33,528
Custodian fees                                                                   13,910
Offering costs                                                                    6,686
Trustees' fees and expenses                                                         799
Other                                                                             6,003
                                                                         --------------
    TOTAL EXPENSES                                                            1,832,005
                                                                         --------------
    NET INVESTMENT LOSS                                                         (49,068)
                                                                         --------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments                                                                  13,068,126
Futures contracts                                                               168,458
Foreign exchange transactions                                                      (486)
                                                                         --------------
    NET REALIZED GAIN                                                        13,236,098
                                                                         --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                 (20,182,069)
Futures contracts                                                               161,999
Net translation of other assets and liabilities denominated in foreign
  currencies                                                                     (4,375)
                                                                         --------------
    NET DEPRECIATION                                                        (20,024,445)
                                                                         --------------

    NET LOSS                                                                 (6,788,347)
                                                                         --------------

NET DECREASE                                                             $   (6,837,415)
                                                                         ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 FOR THE PERIOD
                                                                            FOR THE SIX        FEBRUARY 26, 2003*
                                                                            MONTHS ENDED            THROUGH
                                                                           JULY 31, 2004        JANUARY 31, 2004
                                                                         ------------------    ------------------
                                                                            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                      $          (49,068)   $         (236,111)
Net realized gain                                                                13,236,098             8,129,234
Net change in unrealized appreciation/depreciation                              (20,024,445)           17,525,600
                                                                         ------------------    ------------------

    NET INCREASE (DECREASE)                                                      (6,837,415)           25,418,723
                                                                         ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares                                                                     (356,618)             (619,387)
Class B shares                                                                   (2,359,141)           (4,457,377)
Class C shares                                                                     (325,035)             (621,766)
Class D shares                                                                     (142,347)             (401,474)
                                                                         ------------------    ------------------

    TOTAL DISTRIBUTIONS                                                          (3,183,141)           (6,100,004)
                                                                         ------------------    ------------------

Net increase (decrease) from transactions in shares of beneficial
interest                                                                        (24,174,081)          194,830,172
                                                                         ------------------    ------------------

    NET INCREASE (DECREASE)                                                     (34,194,637)          214,148,891

NET ASSETS:
Beginning of period                                                             214,248,891               100,000
                                                                         ------------------    ------------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
OF $5,372 AND $54,440, RESPECTIVELY)                                     $      180,054,254    $      214,248,891
                                                                         ==================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY ALLOCATOR FUND

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Allocator Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is selecting to maximize total investment return through different stage of an economic cycle. The Fund was organized as a Massachusetts business trust on October 25, 2002 and commenced operations on February 26, 2003.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $126,767 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of February 26, 2004.

J. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,392,137 at July 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $992, $234,931 and $11,402, respectively and received $13,616 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 2004 aggregated $182,530,700 and $209,983,558, respectively. Included in the aforementioned transactions are purchases and sales of U.S Government Securities of $41,692,844 and $64,021,443, respectively.

For the six months ended July 31, 2004, the Fund incurred brokerage commissions of $20,361 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                              FOR THE PERIOD
                                                          FOR THE SIX                      FEBRUARY 26, 2003*
                                                          MONTHS ENDED                           THROUGH
                                                         JULY 31, 2004                       JANUARY 31, 2004
                                                --------------------------------    --------------------------------
                                                           (UNAUDITED)
                                                    SHARES            AMOUNT            SHARES            AMOUNT
                                                --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                                   291,261    $    3,277,342         2,369,233    $   24,626,311
Reinvestment of distributions                           28,304           318,142            49,844           555,758
Redeemed                                              (512,481)       (5,729,721)         (478,020)       (5,148,741)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) -- Class A                    (192,916)       (2,134,237)        1,941,057        20,033,328
                                                --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                                   845,098         9,502,056        15,276,687       158,933,865
Reinvestment of distributions                          194,406         2,163,742           364,961         4,043,765
Redeemed                                            (2,395,222)      (26,687,057)       (1,745,293)      (19,187,102)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) -- Class B                  (1,355,718)      (15,021,259)       13,896,355       143,790,528
                                                --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                                   126,741         1,419,114         2,287,596        23,615,433
Reinvestment of distributions                           27,099           301,613            52,612           582,936
Redeemed                                              (366,769)       (4,077,301)         (403,707)       (4,388,105)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) -- Class C                    (212,929)       (2,356,574)        1,936,501        19,810,264
                                                --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                                    65,052           736,520         1,786,468        18,283,219
Reinvestment of distributions                           11,760           132,656            31,724           354,359
Redeemed                                              (490,163)       (5,531,187)         (681,413)       (7,441,526)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) -- Class D                    (413,351)       (4,662,011)        1,136,779        11,196,052
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in Fund                     (2,174,914)   $  (24,174,081)       18,910,692    $  194,830,172
                                                ==============    ==============    ==============    ==============

----------
*  COMMENCEMENT OF OPERATIONS.

6. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

The Fund may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading; increase or decrease Fund's market exposure, seek higher investment returns, or to protect against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of January 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) capital loss deferrals on wash sales and mark-to-market of open futures contracts.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY ALLOCATOR FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                 FOR THE PERIOD
                                                                            FOR THE SIX        FEBRUARY 26, 2003*
                                                                            MONTHS ENDED            THROUGH
                                                                           JULY 31, 2004        JANUARY 31, 2004
                                                                         ------------------    ------------------
                                                                            (UNAUDITED)
CLASS A SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period                                     $            11.39    $            10.00
                                                                         ------------------    ------------------

Income (loss) from investment operations:
  Net investment income                                                                0.03                  0.05
  Net realized and unrealized gain (loss)                                             (0.38)                 1.67
                                                                         ------------------    ------------------
Total income (loss) from investment operations                                        (0.35)                 1.72
                                                                         ------------------    ------------------

Less distributions from net realized gain                                             (0.19)                (0.33)
                                                                         ------------------    ------------------

Net asset value, end of period                                           $            10.85    $            11.39
                                                                         ==================    ==================

TOTAL RETURN+(1)                                                                      (3.08)%               17.16%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses                                                                               1.22%                 1.23%
Net investment income                                                                  0.57%                 0.47%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                                  $           19,001    $           22,141
Portfolio turnover rate(1)                                                               94%                  239%

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                 FOR THE PERIOD
                                                                             FOR THE SIX       FEBRUARY 26, 2003*
                                                                             MONTHS ENDED           THROUGH
                                                                            JULY 31, 2004       JANUARY 31, 2004
                                                                         ------------------    ------------------
                                                                             (UNAUDITED)
CLASS B SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period                                     $            11.31    $            10.00
                                                                         ------------------    ------------------

Income (loss) from investment operations:
  Net investment loss                                                                 (0.01)                (0.03)
  Net realized and unrealized gain (loss)                                             (0.38)                 1.67
                                                                         ------------------    ------------------
Total income (loss) from investment operations                                        (0.39)                 1.64
                                                                         ------------------    ------------------

Less distributions from net realized gain                                             (0.19)                (0.33)
                                                                         ------------------    ------------------

Net asset value, end of period                                           $            10.73    $            11.31
                                                                         ==================    ==================

TOTAL RETURN+(1)                                                                      (3.46)%               16.36%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses                                                                               1.97%                 2.02%
Net investment loss                                                                   (0.18)%               (0.32)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                                  $          134,622    $          157,175
Portfolio turnover rate(1)                                                               94%                  239%

----------
 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                 FOR THE PERIOD
                                                                            FOR THE SIX        FEBRUARY 26, 2003*
                                                                            MONTHS ENDED             THROUGH
                                                                           JULY 31, 2004        JANUARY 31, 2004
                                                                         ------------------    ------------------
                                                                             (UNAUDITED)
CLASS C SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period                                     $            11.31    $            10.00
                                                                         ------------------    ------------------
Income (loss) from investment operations:
  Net investment loss                                                                 (0.01)                (0.03)
  Net realized and unrealized gain (loss)                                             (0.38)                 1.67
                                                                         ------------------    ------------------
Total income (loss) from investment operations                                        (0.39)                 1.64
                                                                         ------------------    ------------------

Less distributions from net realized gain                                             (0.19)                (0.33)
                                                                         ------------------    ------------------

Net asset value, end of period                                           $            10.73    $            11.31
                                                                         ==================    ==================

TOTAL RETURN+(1)                                                                      (3.46)%               16.36%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses                                                                               1.97%                 2.02%
Net investment loss                                                                   (0.18)%               (0.32)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                                  $           18,525    $           21,927
Portfolio turnover rate(1)                                                               94%                  239%

----------
 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                 FOR THE PERIOD
                                                                            FOR THE SIX        FEBRUARY 26, 2003*
                                                                            MONTHS ENDED            THROUGH
                                                                           JULY 31, 2004        JANUARY 31, 2004
                                                                         ------------------    ------------------
                                                                            (UNAUDITED)
CLASS D SHARES++

SELECTED PER SHARE DATA:
Net asset value, beginning of period                                     $            11.42    $            10.00
                                                                         ------------------    ------------------

Income (loss) from investment operations:
  Net investment income                                                                0.05                  0.07
  Net realized and unrealized gain (loss)                                             (0.39)                 1.68
                                                                         ------------------    ------------------
Total income (loss) from investment operations                                        (0.34)                 1.75
                                                                         ------------------    ------------------

Less distributions from net realized gain                                             (0.19)                (0.33)
                                                                         ------------------    ------------------

Net asset value, end of period                                           $            10.89    $            11.42
                                                                         ==================    ==================

TOTAL RETURN+(1)                                                                      (2.99)%               17.46%

RATIOS TO AVERAGE NET ASSETS(2)(3):
Expenses                                                                               0.97%                 1.02%
Net investment income                                                                  0.82%                 0.68%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                                  $            7,906    $           13,006
Portfolio turnover rate(1)                                                               94%                  239%

----------
 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley


[MORGAN STANLEY LOGO]

39947RPT-RA04-00547P-Y07/04

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                  ALLOCATOR FUND


                                                               SEMIANNUAL REPORT
                                                                   JULY 31, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004